Property, Plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,842
Ending balance	2,390	$ 1,842
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,567	1,810
Additions	824	839
Acquisition		8
Disposals	(49)	(23)
Foreign exchange	(76)	(67)
Ending balance	3,266	2,567
Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(725)	(578)
Charge for the year	(221)	(192)
Disposals	44	20
Foreign exchange	26	25
Ending balance	(876)	(725)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	291
Ending balance	488	291
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	439	386
Additions	266	74
Acquisition		1
Disposals	(17)	(7)
Foreign exchange	(15)	(15)
Ending balance	673	439
Land and buildings | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(148)	(112)
Charge for the year	(57)	(47)
Disposals	14	5
Foreign exchange	6	6
Ending balance	(185)	(148)
Plant, machinery and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,478
Ending balance	1,803	1,478
Plant, machinery and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,990	1,298
Additions	506	744
Acquisition		7
Disposals	(30)	(11)
Foreign exchange	(56)	(48)
Ending balance	2,410	1,990
Plant, machinery and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(512)	(410)
Charge for the year	(139)	(129)
Disposals	28	11
Foreign exchange	16	16
Ending balance	(607)	(512)
Dunnage and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	73
Ending balance	99	73
Dunnage and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	138	126
Additions	52	21
Disposals	(2)	(5)
Foreign exchange	(5)	(4)
Ending balance	183	138
Dunnage and other | Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(65)	(56)
Charge for the year	(25)	(16)
Disposals	2	4
Foreign exchange	4	3
Ending balance	$ (84)	$ (65)